Cover	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity File Number	001-41204
Entity Registrant Name	HOUR LOOP, INC.
Entity Central Index Key	0001874875
Entity Tax Identification Number	47-2869399
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8201 164th Ave NE #200
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-7615
City Area Code	(206)
Local Phone Number	385-0488 ext. 100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HOUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false